Subsequent Events	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 10 – Subsequent Events

On September 15, 2025, the Company’s Board and a majority of stockholders approved through a written consent an amendment and restatement of our Articles of Incorporation to increase the number of shares we are authorized to issue to 1,000,000,000 shares of common stock, par value $0.001 per share (“Common Stock”) and 100,000,000 shares of preferred stock, par value $0.001 per share (“Preferred Stock”) (the “Amended and Restated Articles”). The Company intends to file the Amended and Restated Articles with the Secretary of State of the State of Nevada on or around November 17, 2025, as described in the 14C Information Statement filed on October 27, 2025.

As described in the 14C Information Statement filed on October 27, 2025, on October 2, 2025 and October 10, 2025, the Company’s Board and a majority of stockholders, respectively, through a written consent, authorized (1) management to use their discretion to consider the adoption of one or more digital asset treasury strategies; (2) the issuance of up to $250 million in securities in one or more non-public offerings provided that (a) the total aggregate consideration for securities we issue will not exceed $250 million (or 250 million shares of Common Stock issued directly or on conversion of a convertible security), (b) the maximum discount at which securities (which may consist of shares of Common Stock or securities convertible into Common Stock) will be equivalent to no more than a discount of 30% to the market price of our Common Stock at the date of issuance, (c) such offerings will occur, if at all, on or before the date that is 90 days following the date of the 14C Information Statement, (d) such other terms as our Board shall deem to be in the best interests of the Company and its stockholders, not inconsistent with the foregoing; and (3) an amendment to our Articles of Incorporation to effect a potential reverse stock split of our Common Stock any time prior to the first anniversary of the stockholders’ approval at a maximum ratio of 200-to-1, with the exact ratio to be determined at the discretion of the Board.

On October 15, 2025, the Company entered into a Series A Preferred Stock Purchase Agreement with the Chairman of the Board and one of our shareholders pursuant to which we agreed to issue 500,000 and 250,000 shares of Series A Convertible Preferred Stock, par value $0.001 per share, at a price of $4.00 per share, for an aggregate purchase price of $2,000,000 and $1,000,000, respectively. The Company received the proceeds of $2,000,000 and $1,000,000 on October 17, 2025, and October 31, 2025, respectively.

On October 21, 2025, the Company filed a Certificate of Designation of Series A Preferred Stock (“Series A Designation”) that had the effect of designating 1,000,000 shares of its 5,000,000 authorized shares of preferred stock as Series A Preferred Stock. The Series A Designation as filed with the Secretary of State of Nevada is included as Exhibit 3.1 in the Current Report on Form 8-K, filed on October 27, 2025. On or about November 17, 2025, the Company received notice from the holders of Series A Preferred Stock, including Chairman Edward Lee, of their election to convert their shares of Series A Preferred Stock to Common Stock. As a result of the conversion of Series A Preferred Stock, the Company issued an aggregate 825,000 shares of restricted Common Stock to the holders, including 550,000 shares of restricted Common Stock to Chairman, Edward Lee. All of the Series A Preferred Stock have been converted, and there are currently no outstanding shares of Series A Preferred Stock.

On October 20, 2025, the Company filed a Certificate of Designation of Series B Preferred Stock (“Series B Designation”) that had the effect of designating 15,000 shares of its 5,000,000 authorized shares of preferred stock as Series B Convertible Preferred Stock. The Series B Designation as filed with the Secretary of State of Nevada is included as Exhibit 3.2 in the Current Report on Form 8-K, filed on October 27, 2025.

On October 22, 2025, the Company entered into a Series B Preferred Stock Purchase Agreement with Spartan Capital Securities, LLC, pursuant to the terms and conditions of the Series B Agreement, the Investors committed to purchase up to $7,000,000 or 8,236 shares (the “Commitment Amount”) of the Company’s Series B Convertible Preferred Stock, par value $0.001 per share (the “Series B Preferred Stock”) at a price per share of $850.00 (the “Series B Private Placement”), which represents a 15% original issuance discount. There will be three Closings: (i) $3,000,000 for the purchase of the Series B Preferred Stock funded at the Initial Closing; (ii) $1,000,000 for the purchase of the Series B Preferred Stock funded on the date the Company files, (a) the registration statement on Form S-1 required by and pursuant to the Registration Rights Agreement and (b) the Information Statement with the SEC; and (iii) $3,000,000 for the purchase of the Series B Preferred Stock funded within two (2) Business Days after (a) such registration statement is declared effective by the SEC and (b) the Information Statement has become effective under Rule 14c-2. The Company received the initial proceeds of $3,000,000 on October 23, 2025. On December 5, 2025, following the approval by all of the holders of the Series B Convertible Preferred Stock the Company filed an amendment to the Certificate of Designation of Series B Preferred Stock (the “Amendment to Series B Designation”) that had the effect of altering the conversion price and floor price calculations of the Series B Preferred Stock in the event that the Company approves a subdivision, reverse stock split, or similar transaction and also provides for voluntary redemption rights at the option of the holder of Series B Preferred Stock.

On December 15, 2025, the Company received $1,000,000 from the Series B Preferred Investors pursuant to the Registration Rights Agreement which stated that upon the filing of the S-1 Registration Statement and the Information Statement, that they would pay the Company the second tranche of $1,000,000.

The Company has evaluated all other subsequent events through the date these consolidated financial statements were issued and determined that there were no other subsequent events or transactions that require recognition or disclosures in the consolidated financial statements.